Cover	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amended 8-K") is being filed solely for the purpose of amending and restating Item 9.01(d) of the Current Report on Form 8-K filed by WillScot Corporation on April 23, 2020 (the "Original 8-K") to include a correct hyperlink for Exhibit 99.1, which linked to an incorrect document in the Original 8-K. The correct hyperlink for Exhibit 99.1 is included herein under Item 9.01(d).
Document Period End Date	Apr. 23, 2020
Entity File Number	001-37552
Entity Registrant Name	WILLSCOT CORP
Entity Central Index Key	0001647088
Entity Tax Identification Number	82-3430194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 S. Bond Street
Entity Address, Address Line Two	#600
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	410
Local Phone Number	931-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false